Derivative Instruments	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
Derivative Instruments

In the normal course of business, our operations are exposed to fluctuations in foreign currency values and interest rate changes. We may seek to control a portion of these risks through a risk management program that includes the use of derivative instruments.

The interest and principal payments for Laureate’s senior long-term debt arrangements are to be paid primarily in USD. Our ability to make debt payments is subject to fluctuations in the value of the USD against foreign currencies, since a majority of our operating cash used to make these payments is generated by subsidiaries with functional currencies other than USD. As part of our overall risk management policies, Laureate has at times entered into foreign currency swap contracts and floating-to-fixed interest rate swap contracts. In addition, we occasionally enter into foreign exchange forward contracts to reduce the impact of other non-functional currency-denominated receivables and payables.

We do not enter into speculative or leveraged transactions, nor do we hold or issue derivatives for trading purposes. We generally intend to hold our derivatives until maturity.

Laureate reports all derivatives at fair value. These contracts are recognized as either assets or liabilities, depending upon the derivative’s fair value. Gains or losses associated with the change in the fair value of these swaps are recognized in our Consolidated Statements of Operations on a current basis over the term of the contracts, unless designated and effective as a hedge. For swaps that are designated and effective as cash flow hedges, gains or losses associated with the change in fair value of the swaps are recognized in our Consolidated Balance Sheets as a component of Accumulated Other Comprehensive Income (AOCI) and amortized into earnings as a component of Interest expense over the term of the related hedged items. For derivatives that are both designated and effective as net investment hedges, gains or losses associated with the change in fair value of the derivatives are recognized on our Consolidated Balance Sheets as a component of AOCI.

The reported fair values of our derivatives, which are classified in Derivative instruments on our Consolidated Balance Sheets, were as follows:

	December 31, 2017	December 31, 2016
Derivatives designated as hedging instruments:
Long-term assets:
Interest rate swaps	$6,046	$—
Current liabilities:
Interest rate swaps	—	5,218
Long-term liabilities:
Net investment cross currency swaps	1,451	—
Derivatives not designated as hedging instruments:
Long-term assets:
Contingent redemption features - Series A Preferred Stock	42,140	4,464
Current liabilities:
Interest rate swaps	179	—
Cross currency and interest rate swaps	4,279	—
Long-term liabilities:
Cross currency and interest rate swaps	7,939	7,420
Interest rate swaps	—	330
Total derivative instrument assets	$48,186	$4,464
Total derivative instrument liabilities	$13,848	$12,968

Derivatives Designated as Hedging Instruments

Cash Flow Hedge - 2024 Term Loan Interest Rate Swaps

In May 2017, Laureate entered into, and designated as cash flow hedges, four pay-fixed, receive-floating amortizing interest rate swaps with notional amounts of $100,000, $100,000, $200,000 and $300,000, respectively. These notional amounts match the corresponding principal of the 2024 Term Loan borrowings of which these swaps are effectively hedging the interest payments. As such, the notional values amortize annually based on the terms of the agreements to match the principal borrowings as they are repaid. Refer to Note 10, Debt, for further information regarding the underlying borrowings. These swaps effectively fix the floating interest rate on the term loan to reduce exposure to variability in cash flows attributable to changes in the USD-LIBOR-BBA swap rate. All four swaps have an effective date of May 31, 2017 and mature on May 31, 2022. The terms of the swaps require Laureate to pay interest on the basis of fixed rates of 1.756%, 1.796%, 1.796% and 1.763% on the $100,000, $100,000, $200,000 and $300,000 notional values, respectively. Laureate will receive interest for all four swaps on the basis of one-month USD-LIBOR-BBA, with a floor of 1%. The swaps are determined to be 100% effective; therefore, the amount of gain or loss recognized in income on the ineffective portion of derivative instruments designated as hedging instruments was $0. During the next 12 months, an immaterial amount is expected to be reclassified from AOCI into income. As of December 31, 2017, these interest rate swaps had an estimated fair value of $6,046, which was recorded in Derivative instruments as a long-term asset.

Cash Flow Hedge - Interest Rate Swaps

In September 2011, Laureate entered into two forward interest rate swap agreements that were designated as cash flow hedges. The swaps effectively fixed interest rates on existing variable-rate borrowings in order to manage our exposure to future interest rate volatility. Both swaps had an effective date of June 30, 2014 and matured on June 30, 2017. The gain or loss on these swaps was deferred in AOCI and then reclassified into earnings as a component of Interest expense in the same periods during which the hedged forecasted transactions affected earnings. During the second quarter of 2017, all of the gain or loss previously deferred in AOCI had been recognized in earnings since the swaps had matured. As of December 31, 2016, these interest rate swaps had an estimated fair value of $5,218.

Net Investment Hedge - Cross Currency Swaps

In December 2017, Laureate entered into two EUR-USD cross currency swaps to hedge the foreign currency exchange volatility on operations of our Euro functional currency subsidiaries and better match our cash flows with the currencies in which our debt obligations are denominated. Both swaps have an effective date of December 22, 2017 and a maturity date of November 2, 2020, and were designated at inception as effective net investment hedges. At maturity on the first swap Laureate will deliver the notional amount of EUR 50,000 and receive USD $59,210 at an implied exchange rate of 1.1842. At maturity on the second swap Laureate will deliver the notional amount of EUR 50,000 and receive USD $59,360 at an implied exchange rate of 1.1872. Semiannually until maturity, Laureate is obligated to pay 5.63% and receive 8.25% on EUR 50,000 and USD $59,210, respectively, on the first swap and pay 5.6675% and receive 8.25% on EUR 50,000 and USD $59,360, respectively, on the second swap. The swaps are determined to be 100% effective; therefore, the amount of gain or loss recognized in income on the ineffective portion of derivative instruments designated as hedging instruments was $0. As of December 31, 2017, these swaps had an estimated fair value of $1,451, which was recorded in Derivative Instruments as a long-term liability.

The table below shows the total recorded unrealized gain (loss) in Comprehensive income (loss) for the derivatives designated as hedging instruments. The impact of these derivative instruments on Comprehensive income (loss), Interest expense and AOCI for the years ended December 31, 2017, 2016 and 2015 were as follows:

	Gain (Loss) Recognized in Comprehensive Income (Effective Portion)			Income Statement Location	Loss Reclassified from AOCI to Income (Effective Portion)
	2017	2016	2015		2017	2016	2015
Interest rate swaps	$11,264	$8,032	$5,629	Interest expense	$(7,584)	$(10,660)	$(10,660)
Net investment cross currency swaps	(1,389)	—	—	N/A	—	—	—
Total	$9,875	$8,032	$5,629		$(7,584)	$(10,660)	$(10,660)

Derivatives Not Designated as Hedging Instruments

Derivatives related to Series A Preferred Stock Offering

The Company identified several embedded derivatives associated with the issuance of the Series A Preferred Stock as discussed in Note 12, Commitments and Contingencies. The embedded derivatives are related to certain contingent redemption features of the Series A Preferred Stock. As of December 31, 2017 and December 31, 2016, the estimated fair values of these derivatives were assets of $42,140 and $4,464, respectively, and were recorded in Derivative instruments as long-term assets on the Consolidated Balance Sheets. During the first quarter of 2017, $4,382 was bifurcated from the carrying value of the Series A Preferred Stock and recorded as derivative assets. The increase in estimated fair value during the year ended December 31, 2017 of $33,294 was recorded as an unrealized gain on derivatives in the Consolidated Statement of Operations. These derivatives are not designated as hedges for accounting purposes thus the changes in estimated fair value are recognized as a component of earnings.

THINK Interest Rate Swaps

Laureate acquired THINK on December 20, 2013, and financed a portion of the purchase price by borrowing AUD 45,000 (US $34,749 at December 31, 2017) under a syndicated facility agreement in the form of two term loans of AUD 22,500 each. The terms of the syndicated facility agreement required THINK to enter into an interest rate swap within 45 days from the agreement's December 20, 2013 effective date, in order to convert at least 50% of the AUD 45,000 of term loan debt from a variable interest rate based on the BBSY bid rate, an Australia bank rate, to a fixed interest rate. Accordingly, on January 31, 2014, THINK executed an interest rate swap agreement with an original notional amount of AUD 22,500 to satisfy this requirement and converted AUD 22,500 (US $17,375 at December 31, 2017) of the variable rate component of the term loan debt to a fixed interest rate of 3.86%. The notional amount of the swap decreases quarterly based on the terms of the agreement, and the swap matures on December 20, 2018. This interest rate swap was not designated as a hedge for accounting purposes, and had an estimated fair value of $179 and $330 at December 31, 2017 and December 31, 2016, respectively, which was recorded in Derivative instruments as a current liability at December 31, 2017 and a long-term liability at December 31, 2016.

EUR to USD Foreign Currency Swaps

In December 2017, the Company entered into a total of six EUR to USD forward exchange swap agreements in connection with the sale of EUC and Laureate Italy, as discussed in Note 3, Discontinued Operations. The purpose of the swaps was to mitigate the risk of foreign currency exposure on the sale proceeds. The swaps had an aggregate notional amount of EUR 200,000 and matured on January 16, 2018. The swaps were not designated as hedges for accounting purposes. As of December 31, 2017, these swaps had an estimated fair value of $4,279, which was recorded in Derivative instruments as a current liability.

CLP to Unidad de Fomento (UF) Cross Currency and Interest Rate Swaps

The cross currency and interest rate swap agreements are intended to provide a better correlation between our debt obligations and operating currencies. In 2010, one of our subsidiaries in Chile entered into four cross currency and interest rate swap agreements. One of the swaps matures on December 1, 2024, and the remaining three mature on July 1, 2025 (the CLP to UF cross currency and interest rate swaps). The UF is a Chilean inflation-adjusted unit of account. The four swaps have an aggregate notional amount of approximately $31,000, and convert CLP-denominated, floating-rate debt to fixed-rate UF-denominated debt. The CLP to UF cross currency and interest rate swaps were not designated as hedges for accounting purposes. As of December 31, 2017 and December 31, 2016, these swaps had an estimated fair value of $7,939 and $7,420, respectively, which was recorded in Derivative instruments as a long-term liability.

Components of the reported Gain (loss) on derivatives not designated as hedging instruments in the Consolidated Statements of Operations were as follows:

For the years ended December 31,	2017	2016	2015
Unrealized Gain (Loss)
Contingent redemption features - Series A Preferred	$33,294	$1,735	$—
Cross currency and interest rate swaps	(4,191)	(873)	(2,133)
Interest rate swaps	175	84	145
	29,278	946	(1,988)
Realized Loss
Cross currency and interest rate swaps	(622)	(6,811)	(407)
Interest rate swaps	—	(219)	(212)
	(622)	(7,030)	(619)
Total Gain (Loss)
Contingent redemption features - Series A Preferred	33,294	1,735	—
Cross currency and interest rate swaps	(4,813)	(7,684)	(2,540)
Interest rate swaps	175	(135)	(67)
Gain (loss) on derivatives, net	$28,656	$(6,084)	$(2,607)

The realized loss on derivatives for the year ended December 31, 2016 was primarily from a deal-contingent forward exchange swap agreement related to the sale of our Swiss and associated institutions, partially offset by a realized gain from foreign exchange forward contracts related to the sale of institutions in France that matured in July 2016.
Credit Risk and Credit-Risk-Related Contingent Features
Laureate’s derivatives expose us to credit risk to the extent that the counterparty may possibly fail to perform its contractual obligation. The amount of our credit risk exposure is equal to the fair value of the derivative when any of the derivatives are in a net gain position. As of December 31, 2017 and December 31, 2016, the estimated fair values of derivatives in a gain position were $48,186 and $4,464, respectively; however, this carrying value relates mostly to the redemption rights of the holders of the Series A Preferred Stock, which do not expose us to credit risk. Our counterparty credit risk is currently limited to the 2024 Term Loan Interest Rate Swaps with aggregate fair values in a gain position of $6,046 as of December 31, 2017.

Laureate has limited its credit risk by only entering into derivative transactions with highly rated major financial institutions. We have not entered into collateral agreements with our derivatives' counterparties. At December 31, 2017, one institution which was rated Aa3, four institutions which were rated A1 and one institution which was rated A3 by the global rating agency of Moody's Investors Service accounted for all of Laureate's derivative credit risk exposure.

Laureate's agreements with its derivative counterparties contain a provision under which we could be declared in default on our derivative obligations if repayment of the underlying indebtedness is accelerated by the lender due to a default on the indebtedness. As of December 31, 2017 and December 31, 2016, we had not breached any default provisions and had not posted any collateral related to these agreements. If we had breached any of these provisions, we could have been required to settle the obligations under the derivative agreements for an amount that we believe would approximate their estimated fair value of $13,848 as of December 31, 2017 and $12,968 as of December 31, 2016.